Agreement and Plan of Merger	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Agreement And Plan Of Merger
Agreement and Plan of Merger

Note 3. Agreement and Plan of Merger

In connection with the November 14, 2024 acquisition of Peak Bio, the Company issued a total of 12,613,942 Akari ADSs which reflected the conversion of each issued and outstanding share of Peak Bio Common Stock into the right to receive Akari ADSs representing a number of Akari Ordinary Shares equal to 0.2935 (the “Exchange Ratio”). The Exchange Ratio was calculated in accordance with the terms of the Merger Agreement and is such that the total number of shares of Akari ADSs issued in connection with the acquisition is approximately 48.4% of the outstanding shares of Akari on a fully diluted basis.

At the Closing, each Peak Warrant and Peak Option was converted into an Adjusted Warrant and Adjusted Option to purchase a number of Akari Ordinary Shares or Akari ADSs, based on the Exchange Ratio. The Adjusted Warrants and the Adjusted Options have substantially similar terms and conditions as were applicable to such Peak Warrants and Peak Options immediately prior to the Closing.

Consideration Paid

The following table summarizes the total consideration paid pursuant to the Merger Agreement, which was based on the closing market price of Akari’s ADS as of the November 14, 2024 acquisition date:

($ in thousands)	Number of ADSs issued and issuable on exercise	Consideration
Company ADSs issued to Peak Bio Inc. shareholders	12,613,942	$28,129
Company ADSs issuable on exercise of November 2022 Peak Investor Warrants and April 2023 Peak Investor Warrants	2,764,569	1,844
Company ADSs issuable on exercise of Peak Bio Adjusted Stock Options	1,618,081	—
Total consideration	16,996,592	$29,973

The fair value of the 12,613,942 ADS issued in connection with the acquisition is based on the closing price of the Company’s ADSs on the Closing Date multiplied by the number of ADSs issued.

In connection with the acquisition of Peak Bio, the Company assumed (i) warrants issued to investors (“November 2022 Peak Bio Warrants”) to purchase an aggregate of 1,577,556 ADSs at $39.18 per ADS, and (ii) warrants issued to investors (“April 2023 Peak Bio Warrants”) to purchase an aggregate of 1,187,013 ADSs at $2.04 per ADS. The assumed Peak Bio warrants are fully vested, and thus are included in the consideration transferred.

The Company determined that the November 2022 Peak Bio Warrants and the April 2023 Peak Bio Warrants are not indexed to the Company’s own stock in the manner contemplated by the relevant accounting guidance. Accordingly, on the Closing of the acquisition, the Company classified the assumed Peak Bio warrants as derivative liabilities in its consolidated balance sheets.

The estimated fair value of the Adjusted Warrants of $1.8 million at the acquisition closing date was calculated using the Black Scholes Option Pricing Model. The following assumptions were used to determine the fair value of the assumed Peak Bio warrants as of November 14, 2024:

	Peak Bio Assumed Warrants
	November 2022	April 2023
Stock price per ADS	$2.23	$2.23
Exercise price	$39.18	$2.04
Expected term (in years)	3.0	3.5
Expected volatility	86.4%	84.1%
Risk-free interest rate	4.3%	4.3%
Expected dividend yield	0.0%	0.0%

The Company assumed Peak Bio’s outstanding stock option awards to purchase 1,618,081 ADSs. The Company determined the Peak Bio Adjusted Options were not probable of vesting prior to the consummation of the Merger Agreement. For this reason, the fair value of the replacement awards was not included as consideration transferred in the business combination. Instead, the entire fair value of the adjusted options will be recognized as compensation cost in the post-combination period. The estimated fair value of the Adjusted Options of $1.8 million at the acquisition closing date was calculated using the Black Scholes Option Pricing Model. The valuation assumptions used in the Black Scholes Option Pricing Model include the Company’s stock price on the date of closing of $2.23, volatility ranging from 84.1% to 86.4%, an expected dividend yield of 0.0%, an expected term ranging from 0.20 years to 5.32 years, and a risk-free interest rate ranging from 4.3% to 4.6%.

Total Assets Acquired and Liabilities Assumed

The acquisition of Peak Bio has been accounted for as a business combination using the acquisition method of accounting. The fair value of the purchase price was allocated to the assets acquired and liabilities assumed at their respective fair values. Management estimated the fair value of the acquired in-process research and development (“IPR&D”) intangible assets using a multi-period excess earnings method. The significant assumptions used in the valuation are the probability of clinical trial success and obtaining regulatory approval, forecasted gross sales from up-front and milestone payments, royalties and product sales, and the discount rate reflecting the Company’s weighted average cost of capital. This acquisition method requires, among other things, that assets acquired, and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

The following table summarizes the fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets acquired
Cash and restricted cash	$382
Prepaid expenses and other current assets	10
Acquired IPR&D	39,180
Total assets acquired	39,572
Liabilities assumed
Accounts payable and accrued expenses	6,979
Convertible notes	700
Notes payable	659
Notes payable, related party	1,651
Deferred tax liability	8,040
Total liabilities assumed	18,029
Total assets acquired and liabilities assumed	21,543
Goodwill	8,430
Net assets acquired	$29,973

Intangible assets of approximately $39.2 million and $8.4 million were recorded related to the value of acquired IPR&D from Peak Bio’s therapeutic pipeline, consisting of two separate pipelines supported by intellectual property, and goodwill, respectively. The recognized goodwill is attributable primarily to the expected synergies and other benefits from the merger and the deferred tax liability associated with the Company’s acquired IPR&D, which is not deductible for income tax purposes.

The fair value of IPR&D intangible assets was as follows (in thousands):

In-Process Research and Development
AKTX-101	$34,000
PHP-303	5,180
Total in-process research and development	$39,180

The Company assumed convertible notes and notes payable with third parties, and notes payable with a related party, which are described in Note 7 and Note 13, respectively.

Pro Forma Financial Information (Unaudited)

The following table summarizes certain of the Company’s supplemental pro forma financial information for the three and nine months ended September 30, 2024, as if the acquisition of Peak Bio had occurred as of January 1, 2024. The unaudited pro forma financial information for the three and nine months ended September 30, 2024 reflect (i) the reversal of fair value adjustments recognized on Peak Bio’s warrant liabilities and derivative liability, (ii) the reversal of interest and accretion expense on Peak Bio’s debt that was settled on the acquisition date, and (iii) the reversal of a gain recognized on Peak Bio’s office lease termination and corresponding impairment of its right to use asset. The unaudited pro-forma financial information is for comparative purposes only and is not necessarily indicative of what would have occurred had the acquisition been made at that date or of results which may occur in the future (in thousands).

	Three Months Ended September 30, 2024		Nine Months Ended September 30, 2024
	As Reported	Pro Forma	As Reported	Pro Forma
Net loss	$(2,895)	(4,387)	$(16,019)	(21,107)

Note 3. Agreement and Plan of Merger

On November 14, 2024, the Company completed its previously announced strategic combination contemplated by the Merger Agreement (the “Closing”), pursuant to which, Merger Sub merged with and into Peak Bio, Inc. with Peak Bio surviving the acquisition as a wholly owned subsidiary of Akari. Peak Bio, organized under the laws of Delaware, is a biotechnology company with a portfolio of potential therapies focused on cancer and immunological diseases. The Company acquired all outstanding equity interests in Peak Bio, Inc., which includes Peak Bio’s therapeutic pipeline consisting of one clinical stage and one pre-clinical stage asset supported by an intellectual property portfolio consisting of various granted and pending patents in various jurisdictions worldwide.

Peak Bio’s pipeline includes an ADC Platform for oncology and PHP-303 program for genetic disease, liver disease and inflammation, specifically for Alpha-1 antitrypsin deficiency (AATD).

Per the terms of the Merger Agreement, at the Closing, the Company issued a total of 12,613,942 Akari ADSs which reflected the conversion of each issued and outstanding share of Peak Bio Common Stock into the right to receive Akari ADSs representing a number of Akari Ordinary Shares equal to 0.2935 (the “Exchange Ratio”). The Exchange Ratio was calculated in accordance with the terms of the Merger Agreement and is such that the total number of shares of Akari ADSs issued in connection with the acquisition is approximately 48.4% of the outstanding shares of Akari on a fully diluted basis.

At the Closing, each Peak Warrant and Peak Option was converted into an Adjusted Warrant and Adjusted Option to purchase a number of Akari ordinary shares or Akari ADSs, based on the Exchange Ratio. The Adjusted Warrants and the Adjusted Options have substantially similar terms and conditions as were applicable to such Peak Warrants and Peak Options immediately prior to the Closing.

Consideration Paid

The following table summarizes the total consideration paid pursuant to the Merger Agreement, which was based on the closing market price of Akari’s ADS as of the November 14, 2024 acquisition date:

($ in thousands)	Number of ADSs issued and issuable on exercise	Consideration
Company ADSs issued to Peak Bio Inc. shareholders	12,613,942	$28,129
Company ADSs issuable on exercise of November 2022 Peak Investor Warrants and April 2023 Peak Investor Warrants	2,764,569	1,844
Company ADSs issuable on exercise of Peak Bio Adjusted Options	1,618,081	—
Total consideration	16,996,592	$29,973

The fair value of the 12,613,942 ADS issued in connection with the acquisition is based on the closing price of the Company’s ADSs on the Closing Date multiplied by the number of ADSs issued.

In connection with the acquisition of Peak Bio, the Company assumed (i) warrants issued to investors (“November 2022 Peak Warrants”) to purchase an aggregate of 1,577,556 ADSs at $39.18 per ADS, and (ii) warrants issued to investors (“April 2023 Peak Warrants”) to purchase an aggregate of 1,187,013 ADSs at $2.04 per ADS. The assumed Peak Bio warrants are fully vested, and thus are included in the consideration transferred.

The Company determined that the November 2022 Peak Warrants and the April 2023 Peak Warrants are not indexed to the Company’s own stock in the manner contemplated by the relevant accounting standard (Note 2). Accordingly, on the Closing of the acquisition, the Company classified these warrants as derivative liabilities in its consolidated balance sheets.

The estimated fair value of the Adjusted Warrants of $1.8 million at the acquisition closing date was calculated using the Black Scholes Option Pricing Model. The following assumptions were used to determine the fair value of the assumed warrants as of November 14, 2024:

	Peak Bio Assumed Warrants
	November 2022	April 2023
Stock (ADS) price	$2.23	$2.23
Exercise price	$39.18	$2.04
Expected term (in years)	3.0	3.5
Expected volatility	86.4%	84.1%
Risk-free interest rate	4.3%	4.3%
Expected dividend yield	—	—

The Company assumed Peak Bio’s outstanding stock option awards and granted options to purchase 1,618,081 ADSs as replacement awards for the Peak Bio Adjusted Options. The Company determined the Peak Bio Adjusted Options were not probable of vesting prior to the consummation of the Merger Agreement. For this reason, the fair value of the replacement awards was not included as consideration transferred in the business combination. Instead, the entire fair value of the adjusted options will be recognized as compensation cost in the post-combination period. The estimated fair value of the Adjusted Options of $1.8 million at the acquisition closing date was calculated using the Black Scholes Option Pricing Model. The valuation assumptions used in the Black Scholes Option Pricing Model include the Company’s stock price on the date of closing of $2.23, volatility ranging from 84.1% to 86.4%, an expected dividend yield of 0.0%, an expected term ranging from 0.20 years to 5.32 years, and a risk-free interest rate ranging from 4.3% to 4.6%.

Total Assets Acquired and Liabilities Assumed

The acquisition of Peak Bio has been accounted for as a business combination using the acquisition method of accounting. The fair value of the purchase price was allocated to the assets acquired and liabilities assumed at their respective fair values. Management estimated the fair value of the IPR&D intangible assets using a multi-period excess earnings method. The significant assumptions used in the valuation are the probability of clinical trial success and obtaining regulatory approval, forecasted gross sales from up-front and milestone payments, royalties and product sales, and the discount rate reflecting the Company’s weighted average cost of capital. This acquisition method requires, among other things, that assets acquired, and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date.

The following table summarizes the final fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Assets acquired
Cash and restricted cash	$382
Prepaid expenses and other current assets	10
Acquired in-process research and development	39,180
Total assets acquired	39,572
Liabilities assumed
Accounts payable and accrued expenses	6,979
Convertible notes	700
Notes payable	659
Notes payable, related party	1,651
Deferred tax liability	8,040
Total liabilities assumed	18,029
Total assets acquired and liabilities assumed	21,543
Goodwill	8,430
Net assets acquired	$29,973

Intangible assets of approximately $38.1 million and $9.5 million were recorded related to the value of IPR&D from Peak Bio’s therapeutic pipeline, consisting of two separate pipelines supported by intellectual property, and goodwill, respectively. The recognized goodwill is attributable primarily to the expected synergies and other benefits from the merger and the deferred tax liability associated with the Company’s acquired IPR&D, which is not deductible for income tax purposes.

The fair value of IPR&D intangible assets were as follows (in thousands):

In-Process Research and Development
AKTX 101	$34,000
PHP 303	5,180
Acquired intangible assets	$39,180

The Company assumed convertible notes and notes payable with third parties, and notes payable with a related party, which are described in Note 6 and Note 9, respectively.

Merger-related expenses, which were comprised primarily of regulatory, financial advisory and legal fees, totaled $3.3 million for the year ended December 31, 2024 and were included in the consolidated statements of operations and comprehensive loss. The Company issued Paulson Investment Company LLC (“Paulson”) an advisory fee in connection with the acquisition equal to 243,000,000 ordinary shares or 121,500 ADS equivalents for a value of $270,945, based on the closing price of the Company’s ADS on the Closing Date multiplied by the number of ADS issued.

Peak Bio’s operating results were consolidated with the Company’s beginning on November 14, 2024. Therefore, the consolidated results of operations for the year ended December 31, 2024 may not be comparable to the same period in 2023. Peak Bio’s results of operations included in the Company’s consolidated results of operations from the acquisition date to December 31, 2024 are presented in the table below (in thousands):

Operating expenses:
Research and development	$7,230
General and administrative	104,756
Merger-related expenses	—
Restructuring and other expenses	—
Total operating expenses	111,986
Loss from operations	(111,986)
Other expense, net	(28,007)
Net loss	$(139,993)

Pro Forma Financial Information (Unaudited)

The following table summarizes certain of the Company’s supplemental pro forma financial information for the years ended December 31, 2024 and 2023, as if the acquisition of Peak Bio had occurred as of January 1, 2023. The unaudited pro forma financial information for the years ended December 31, 2024 and 2023 reflect (i) the reversal of a gain recognized on Peak Bio’s office lease termination and corresponding impairment of its right to use asset, (ii) the reversal of fair value adjustments recognized on Peak Bio’s warrant liabilities and derivative liability, and (iii) the reversal of interest and accretion expense on Peak Bio’s debt that was settled on the acquisition date. For the year ended December 31, 2024, transaction costs incurred by the Company and Peak Bio were $3.2 million and $1.5 million, respectively. The unaudited pro forma financial information is for comparative purposes only and is not necessarily indicative of what would have occurred had the acquisition been made at that date or of results which may occur in the future (in thousands).

	Year Ended December 31,
	2024		2023
	As Reported	Pro Forma	As Reported	Pro Forma
Net loss	$(19,791)	$(23,791)	$(10,008)	$(19,851)